Note 12 - Income Taxes and Tax Status - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carry-forward	$ 75,470	$ 78,600
Research and development credit carry-forward	5,356	6,028
Stock compensation	1,127	356
Patents and other	1,482	1,470
Contingent payment obligations	7,033	6,341
Fixed assets, tax liability	(2)
Fixed assets, tax asset		53
Lease liabilities	1	38
Deferred Tax Assets, Gross	90,467	92,886
Less valuation allowance	(90,467)	(92,886)
Convertible debt	0	0
Net deferred tax asset	$ 0	$ 0